Form N-1A Cover	Nov. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2025
Prospectus Date	Nov. 25, 2025